Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 renewal_option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Total property and equipment		$ 34,571	$ 30,948
Rent expense		5,600	5,300	$ 2,400
Purchase obligations		2,600
Leasehold improvements
Operating Leased Assets [Line Items]
Total property and equipment		18,617	$ 18,158
Corporate Office
Operating Leased Assets [Line Items]
Lease agreement	11 years
Number of operating leases | renewal_option	1
Lease renewal term	5 years
Lease rent free period	1 year
Incentive for tenant improvements		4,800
Corporate Office | Maximum
Operating Leased Assets [Line Items]
Incentive for tenant improvements		4,800
Corporate Office | Leasehold improvements
Operating Leased Assets [Line Items]
Total property and equipment		15,700
Contract manufacturer commitments
Operating Leased Assets [Line Items]
Contract manufacturer commitments		$ 6,000